CAPITAL STOCK - Share-based Compensation Expense (Benefit) in SG&A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	$ 22,879	$ 501	$ 1,914
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	738	701	467
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	14,829	(2,057)	866
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	3,819	914	230
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	3,493	943	448
SARs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense (benefit)	$ 0	$ 0	$ (97)